Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense [abstract]
Interest expense	$ (871)	$ (730)	$ (642)
Interest expense on lease liabilities	(72)	(62)	(57)
Expense arising from discounting long-term liabilities and capitalized borrowing costs	(68)	(66)	(103)
Borrowing costs capitalised	5	3	2
Total interest expense	$ (1,006)	$ (855)	$ (800)